intangible assets and goodwill - Business acquisitions - Prior period (Details) - Business that is complimentary to existing lines $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($)
Business acquisition
Increase (decrease) in software	$ 32
Increase (decrease) in other intangible assets	2
Increase (decrease) in goodwill	(24)
Increase (decrease) in deferred income taxes	$ 10